Matthew L. Thompson Partner matthew.thompson@FaegreBD.com Direct +1 612 766 6854	Faegre Baker Daniels LLP 2200 Wells Fargo Center 90 South Seventh Street Minneapolis Minnesota 55402-3901 Phone +1 612 766 7000 Fax +1 612 766 1600

February 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574)

Ladies and Gentlemen:

On behalf of Whitebox Mutual Funds, a Delaware statutory trust (the “Trust”), we are transmitting for filing Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A pursuant to Rule 472 and Rule 485(a)(2) under the Securities Act of 1933, to become effective 75 days after this filing (the “Registration Statement”). The Trust is filing Post-Effective Amendment No. 9 pursuant to Rule 485(a)(2) because the Trust is establishing a new series, the Whitebox Unconstrained Income Fund (the “New Fund”). The current prospectuses for the other series of the Trust are not changed by the filing of this Post-Effective Amendment No. 9 to the Trust’s Registration Statement, and the combined statement of additional information for the other series of the Trust is being changed only insofar as the combined statement of additional information now adds required disclosures relating to the New Fund.

Please call the undersigned at (612) 766-6854 should you have any questions regarding this filing.

Very truly yours,

/s/ Matthew L. Thompson

Matthew L. Thompson

cc: Mark M. Strefling

      Bruce N. Nordin